Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in equity [abstract]
Beginning balance equity	$ 3,035,697	$ 3,909,975
Share of net (loss) income	426,699	(626,653)
Ending balance equity	3,641,516	3,035,697
Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	52,632	99,596
Share of net (loss) income	24,791	3,238
Forgiveness of loan to non-controlling interest (Note 9)		65,476
Distributions to non-controlling interests	(29,914)	(122,569)
Interest on loan to non-controlling interest		(2,381)
Participating funding from non-controlling interest		936
Other	442	8,336
Ending balance equity	47,951	52,632
Fekola | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	0	42,911
Share of net (loss) income	0	(7,387)
Forgiveness of loan to non-controlling interest (Note 9)		65,476
Distributions to non-controlling interests	0	(106,826)
Interest on loan to non-controlling interest		(2,381)
Other		8,207
Ending balance equity	0	0
Masbate Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	26,072	27,744
Share of net (loss) income	(908)	(1,672)
Distributions to non-controlling interests	(1,200)	0
Ending balance equity	23,964	26,072
Otjikoto Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	20,973	24,238
Share of net (loss) income	25,520	12,478
Distributions to non-controlling interests	(28,714)	(15,743)
Ending balance equity	17,779	20,973
Finland | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	5,587	4,703
Share of net (loss) income	179	(181)
Participating funding from non-controlling interest		936
Other	442	129
Ending balance equity	$ 6,208	$ 5,587